Weighted Average Amortization Period for Definite-Lived Intangible Assets (Detail)	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		15 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		10 years 8 months 12 days
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		8 years 4 months 24 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		8 years 10 months 24 days
Contract Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		6 years 9 months 18 days
Hancor Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years